Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per common share
Net income	$ 130.5	$ 100.6	$ 107.7	$ 235.5
Weighted average common shares outstanding (in shares)	104,370,380	114,445,447	108,156,265	116,390,461
Earnings per common share (in dollars per share)	$ 1.25	$ 0.88	$ 1.00	$ 2.02
Earnings per diluted common share
Share-based compensation plans (in shares)	635,750	289,079	479,643	455,530
Weighted average diluted common shares outstanding (in shares)	105,006,130	114,734,526	108,635,908	116,845,991
Earnings per diluted common share (in dollars per share)	$ 1.24	$ 0.88	$ 0.99	$ 2.02